GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

11.    GOODWILL

The goodwill of RMB210,443 and RMB213,656 (US$32,744) as of December 31, 2019 and 2020 represented the goodwill of RMB165,171 generated from the acquisition of GFMH, CMCC, SJYH and BPMC by the Group in 2018, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,213 (US$492) generated from the acquisition the New Spring Group in 2020 (Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance as of January 1	—	165,171	210,443	32,252
Addition	165,171	45,272	3,213	492
Impairment	—	—	—	—
Balance as of December 31	165,171	210,443	213,656	32,744

No impairment was recognized for the years ended December 31, 2018, 2019 and 2020.